MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: max.berueffy@protective.com

December 22, 2015

VIA EDGAR AND E-MAIL

Commissioners

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C.  20549

Re:                             Protective Variable Life Separate Account

Protective Life Insurance Company

Registration Statement on Form N-6

File Nos. 333-206951 and 811-07337

Commissioners:

On behalf of Protective Life Insurance Company (“Protective Life” or the “Company”) and on behalf of Protective Variable Life Separate Account (the “Account”), we are transmitting for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, a copy of Pre-Effective Amendment No. 1 to the above-referenced Form N-6 Registration Statement (the “Amendment”) for certain individual flexible premium variable and fixed life insurance policies (the “Policies”).

The Amendment incorporates changes made in response to comments received from the staff (“Staff”) of the Securities and Exchange Commission (the “Commission”) in a letter addressed to outside counsel for the Company dated November 13, 2015 (the “November Letter”), and oral comments received from the Commission Staff by outside counsel on December 10, 2015, pertaining to the Registration Statement.  Oral comments received from the Commission Staff on December 10, 2015, addressed the Company’s prior draft responses to comments 6, 7, 9, 10, 17, 22, 26 and 29 from the November Letter and included new comments to disclosure in the prospectus for the Policies (the “Prospectus”).  Those additional comments and the Company’s responses to those comments are set forth in the “Additional Commission Staff Comments” section of this letter.

For the Staff’s convenience, each of the comments is set forth in full below, followed by the Company’s response.  Acceleration requests from the Company and principal underwriter accompany the filing.

General

1.                                      Comment:  Missing Information:  Please confirm supplementally that all missing and/or bracketed information, including the financial statements, exhibits and other required information, will be filed in a pre-effective amendment to the registration statement.

Response: The Company confirms that all missing information, including all exhibits, has been filed in the Amendment.

2.                                      Comment:  Guarantees and Supports: Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support of any of the benefits or features associated with the certificate.

Response: There are no guarantees or support agreements with third parties to support any of the Company’s guarantees under the Policies.  The Company will be responsible for paying out on any guarantees associated with the Policies.

3.                                      Comment:  State Variations: Throughout the prospectus you state that state variations may apply. We note that all material state variations should be disclosed in the prospectus (and not in the SAI). Accordingly, please revise the prospectus to disclose such state variations, including any circumstances under which a particular rider may not be available in a particular state (e.g., Loans on page 4; Group Policies, fourth paragraph on page 13; Policy Value Credit, fourth paragraph on page 17; Policy Loans, sixth paragraph on page 24, and Terminal Illness Accelerated Death Benefit Endorsement on pages 5 and 47). Please make conforming changes on page 49, under the caption “State Variations” (i.e., (i) revise sentence one to make clear that all state variations are disclosed in the prospectus; and (ii) revise sentence two to make clear that state variations are also reflected in state specific policy forms).

Response: The Company has made the revisions recommended by the Commission Staff.

4.                                      Comment:  Cover Page:

a.                                      The Cover Page of the prospectus indicates an expected effective date of December [ ], 2015.Please note that if this filing becomes effective at any time within the first ninety days after December 31, 2015, you will need to include third quarter interim financial statements for the Company and the separate account in the registration statement. See Item 24 of Form N-6 and Rule 3-12 of Regulation S-X.

Response: The Company acknowledges the requirement to provide third quarter interim financial statements.

b.                                      Please disclose the contract name on the Cover Page and revise the EDGAR class code so that it is identical to the contract name.

Response:  The contract name on the Cover Page of the Prospectus has been revised to disclose the name of the product, the Protective Strategic Objectives VUL.  The Company has also revised the EDGAR class code to accurately reflect the product name.

5.                                      Comment:  Plain English: Please review and revise the prospectus where necessary to conform to the Commission’s plain English requirements of Rule 421 under Regulation C of the Securities Act of 1933. See Office of Investor Education and Assistance, U.S. Securities and Exchange Commission, A Plain English Handbook (1998).

Response:  In response to the Commission Staff’s comment, the Company undertook a review of the Prospectus for the Policy and made changes to the disclosure in the prospectus to conform the disclosure to the plain English requirements of Rule 421 under Regulation C of the Securities Act of 1933, where appropriate.

6.                                      Comment:  In various places of the prospectus, you state that certain events or transactions have restrictions and tax or other consequences (e.g., Exchange Privileges, Loans and Settlement Options on page 4) without describing such consequences or restrictions. In each case where such disclosure is missing, please provide an appropriate cross-reference to the section of the prospectus where such information may be found (e.g., Policy Value Credit on page 4).

Response: The Company has added the cross-references requested by the Commission Staff in the Prospectus.

7.                                      Comment: Throughout the prospectus, the Owner is directed to the Policy for certain relevant terms or tables (e.g., on page 3 in the “Death Benefit” section and the “Tables of Specified Percentages” in the “Death Benefit Options” section on page 18). It is the staff’s view that Policy terms that are applicable to all Policy Owners and that are not dependent on an Owner’s individual characteristics should be disclosed in the prospectus rather than by reference to the Policy. Please review the prospectus and revise the disclosure, where appropriate.

Response: The Company undertook a review of the entire Prospectus and revised the disclosure as recommended by the Commission Staff, where appropriate.

8.                                      Comment: Definitions: We note that the Prospectus includes many capitalized terms that are not defined. Please define such terms or change them to lower case font. In addition, please use capitalized terms consistently throughout the registration statement (e.g., “Net Amount at Risk,” “Protective Variable Life Separate Account,” and “Variable Account”).

Response: In response to the Staff’s comment, the Company has reviewed the Prospectus and made corrections where necessary to ensure that capitalized terms are used consistently. The Company also included the definitions of the following terms in the “Glossary” section of the Prospectus:  General Account, Loan Account Value, and Policy Month.

9.                                      Comment: Replacement of Policy: In the second paragraph on the Cover Page, the disclosure indicates that additional fees and expenses may apply if existing insurance is replaced with the Policy. Please consider including here and elsewhere in the prospectus disclosure of the fact that replacement of existing insurance with the Policy may also reduce and/or change existing policy benefits, if accurate.

Response: The Company has revised the disclosure on the Cover Page and on Page 50 of the Prospectus to remove the term “increase.”

10.                               Comment: Arbitration: Please remove the last paragraph on the Cover Page describing mandatory arbitration provisions as such provisions are not consistent with the Securities Act of 1933 and make conforming changes throughout the registration statement (e.g., on page 51, delete the disclosure under the caption “Arbitration”).

Response:  Protective Life does not agree with the Commission Staff position.  Protective Life is unaware of any published Commission position that would deem the mandatory arbitration provision inconsistent with the Securities Act of 1933 (the “33 Act”) and thus require removal of the provision.  With respect to the issue of a predispute agreement to arbitrate claims under the ‘33 Act, the United States Supreme Court determined the issue in Rodriguez de Quijas v. Shearson/American Express, 109 S. Ct. 1917 (1989).  In Rodriguez de Quijas, the Court held that predispute arbitration agreements were enforceable under the ‘33 Act.  Leading up to the Court’s decision in Rodriguez de Quijas, the Commission publically expressed its confidence in the arbitration system by filing Brief for Amicus Curiae, Shearson/American Express, Inc. v. McMahon, 482 U.S. 220 (1987), in which the Commission argued that predispute arbitration agreements should be permitted under the ‘33 Act.  However, for purposes of ensuring that the Registration Statement is made effective by the Commission Staff on or before December 31, 2015, in order to avoid any obligation on the part of the Company to provide unaudited stub financial statements for the Company and the Account, Protective Life has removed the disclosure addressing the mandatory arbitration provision from the Prospectus.

11.                               Comment: Risk of Lapse: On page 5, under the referenced caption, please enhance the disclosure to include the effect of liens on the Policy with respect to lapse protection. Please also disclose the circumstances when payment of the Minimum Monthly Premium will not guarantee that that the Policy will remain in force after the lapse protection period or provide a cross-reference to where such disclosure may be found in the prospectus.

Response: The Company has revised the disclosure on pages 5 and 27 in response to the Commission Staff’s comment.

12.                               Comment: Fee Tables: On page 8, in the Transaction Fee Table, the line item text under “Surrender Charge” and on page 9, in the Periodic Charges Table, the line item text under “Cost of Insurance”; each describes the charge for a representative Insured as follows “Charge for a 46 year old male in the nontobacco class during the first Policy Year.” However, the line item text under “Administrative Charge” in the Periodic Charges Table describes the charge for a representative Insured in a substantially similar manner but it omits reference to “the first Policy Year.” Please explain this inconsistency or revise the disclosure, as appropriate.

Response: Under the Administrative Charge as described in the Periodic Charges Table of the Prospectus, the charge for a 46 year old male in the nontobacco class does not include a reference to “the first Policy Year” because the Administrative Charge is level for the first 20 Policy Years.

13.                               Comment:  Purchasing a Policy: On page 13, in the first paragraph under the referenced caption, please reconcile the disclosure in the first sentence with the last two sentences of the paragraph as it is not clear when payment of the minimum initial premium must be made.

Response:  The Company has revised the first sentence in the first paragraph on page 13 of the Prospectus to clarify that insurance coverage takes effect when the minimum initial premium is received.

14.                               Comment: Premium Limitations (pages 14-15): Please confirm that all limitations on premium payments have been identified.

Response: The Company has reviewed and added disclosure to the Premium Limitations section of the Prospectus to identify all limitations on premium payments.

15.                               Comment: Net Premium Allocations: On page 15, under the referenced caption, please clarify the meaning of “additional premiums,” as used in the penultimate paragraph. Also, please make clear that the Company will not refuse to accept any premium necessary to prevent a Lapse.

Response: The Company has revised the next-to-last paragraph under “Net Premium Allocations” to clarify the circumstances under which Protective will not accept additional premium, and to make clear that the Company will accept any premium if necessary to prevent a Policy from lapsing.

Death Benefit Proceeds

16.                               Comment: General Comments:

a.                                      On page 17, in the first paragraph under the caption “Death Benefit Proceeds”, please: (i) change “satisfactory proof of the Insured’s death” to “due proof of the Insured’s death” in sentence one to be consistent with the penultimate paragraph;

and (ii) describe any limitations on changing Beneficiaries, including contingent Beneficiaries, rather than requiring reference to the Policy.

Response: The Company has revised the disclosure in the Prospectus to reflect “due proof of the Insured’s death” and to describe the limitations on changing Beneficiaries.

b.                                      Additional Disclosure: On page 17, under the caption “Death Benefit Proceeds”, please include disclosure with respect to Incontestability, Misstatement of Age or Sex, and the Suicide Exclusion that are currently located in the SAI, as such issues may affect payment of the Death Benefit. In addition, please clarify whether Misstatement of Age or Sex is subject to a period of contestability.

Response: The Company has included disclosure in the Prospectus with respect to Incontestability, Misstatement of Age or Sex, and the Suicide Exclusion.  For clarity, the Misstatement of Age or Sex provision is not subject to its own period of contestability, but is subject to a general period of contestability under the Policy.

17.                               Comment: Calculation of Death Benefit Proceeds: On page 17, in the second paragraph under the referenced caption, please revise the penultimate sentence to explain in plain English how a Policy Owner’s expected premium payment pattern and future plans may influence the choice between the cash value accumulation test and the guideline premium limitation test. Please also revise the last paragraph by replacing the generic disclosure with more specific explanatory disclosure. For example, in sentence one, explain briefly how the Death Benefit paid is “impacted or affected by investment experience, separate account and policy charges, and fund expenses.”

Response: The Company has added the disclosure requested by the Commission Staff to the “Calculation of Death Benefit Proceeds” section on page 18 of the Prospectus.

18.                               Comment: Death Benefit Options Under Policies with the Cash Value Accumulation Test: On page 18, under the referenced caption, please consider including disclosure describing the type of Owner who should select Option A versus Option B. We note that such information is included in the disclosure under the caption “Death Benefit Options Under Policies Complying with the Guideline Premium Limitation/Cash Value Corridor Test.” In the referenced caption, please replace “…Under Policies with…” with “…Under Policies Complying with…”, if accurate.

Response: The Company has revised the disclosure on Page 18 of the Prospectus to describe the type of Owner who should select Option A versus Option B, and has made the suggested edit to the “Death Benefit Options Under Policies Complying with the Cash Value Accumulation Test” section.

19.                               Comment: Increasing the Face Amount:On page 19, with respect to increasing Face Amount, please explain your legal basis for using the “current maximum Issue Age for the Policies” rather than the “maximum Issue Age” in effect on the date the Policy is issued to the Owner or revise the disclosure.

Response: The Company has revised the language on Page 19 of the Prospectus to be consistent with the Policy form. The sentence has been edited to read “In addition, the Insured’s current Attained Age must be less than the maximum Issue Age for the Policies.”

20.                               Comment: Settlement Options: On page 20, under the referenced caption, please describe the variable option annuity.

Response: The Company has revised the disclosure to reflect the four fixed-benefit income annuity options that are available as settlement options under the Policy and has removed the parenthetical in the third sentence of the last paragraph on page 20.

21.                               Comment: Transfers of Policy Value: On page 21, in the first paragraph under the referenced caption, the last sentence indicates that the Company reserves the right to terminate, suspend or modify transfer privileges at any time. Substantially similar disclosure appears on page 22 under the caption “Reservation of Rights.” Please explain your legal basis for such statements or revise the disclosure. See Item 6(c) of Form N-6.

Response: The right to terminate, suspend or modify transfer privileges is a contractual right set forth in the Policy. In the “Transfers of Policy Value” section of the Policy, it states “We reserve the right, at any time and without prior notice, to terminate, suspend or modify the transfer privileges described above.”

22.                               Comment: Portfolio Rebalancing: On page 23, under the referenced caption, please disclose the amount of the processing fee for portfolio rebalancing transactions and include such fee in the Fee Table.

Response: The Company has removed the reference to a processing fee for portfolio rebalancing transactions. The Company does not assess such a fee.

23.                               Comment: Dollar Cost Averaging and Portfolio Rebalancing: On page 23, under the referenced captions, please revise the disclosure to clarify whether a Policy Owner may elect to participate in both the Dollar Cost Averaging and Portfolio Rebalancing programs at the same time.

Response: The Company has added a note on page 24 following the discussion of Dollar-Cost Averaging and Portfolio Rebalancing stating that an Owner may elect Dollar-Cost Averaging and Portfolio Rebalancing at the same time.  The Company also discloses the circumstances under which doing so may be counter-productive and advises the Owner to consult with his or her financial advisor.

Policy Lapse and Reinstatement

24.                               Comment: Lapse: On page 26, the disclosure with respect to Lapse is confusing. Please consider the following revisions:

a.                                      In the first paragraph under the referenced caption: (i) clarify that “Lapse” means termination of the Policy without value, if accurate; (ii) revise the disclosure to identify the specific circumstances that will cause a Policy to Lapse; and (iii) explain any differences between Policy Lapse and Policy default.

Response: The Company has revised the disclosure under the “Lapse” section on page 27 of the Prospectus to clarify that “Lapse” means termination of the Policy without value and the circumstances under which a Policy might lapse, and to eliminate the use of the term “default”.  In response to your comment 24.b., the Company has added disclosure at the end of the “Lapse” section to clarify the effect of a Policy Lapse.

b.                                      In sentence two of the first paragraph, the disclosure indicates that a Policy will Lapse if its Surrender Value (without taking into account any liens (including accrued interest)) is insufficient to cover the Monthly Deduction. Please clarify the effect of liens and any accrued interest on when a Policy will Lapse.

Response: The Company has revised the sentence in question and removed the reference to liens (including accrued interest) since a lien will not cause a policy to Lapse.

c.                                       In the second paragraph under the referenced caption, please disclose the effect on the Policy if no payment is made by the end of the 61 day grace period.

Response: The Company has added a paragraph at the end of the “Lapse” section to clarify that the Policy will Lapse if no payment is made by the end of the 61 day grace period.

d.                                      On page 27, the bold disclosure in the fourth paragraph indicates that payment of Minimum Monthly Premium may not be sufficient to protect a Policy from lapsing beyond the Policy Lapse period. This disclosure is unclear. For example, does it mean that only payment of Net Premium sufficient to cover all current and past due Monthly Deductions may cure a Policy Lapse. Please clarify the disclosure, as appropriate. In addition, please consider whether such disclosure is more appropriate in the first paragraph on page 26 under the caption “Lapse.”

Response: The Company notes that the subject disclosure provides that “Payment of the Minimum Monthly Premium may not be sufficient to keep the Policy in force beyond the period covered by the Policy’s lapse protection.”  The Company believes that the aforementioned disclosure is clear.  However, in an effort to tie more closely the concepts of Minimum Monthly Premium and lapse protection period, the Company has replaced the first two sentences in the “Lapse Protection” section of the Prospectus with the following:

“In return for paying the Minimum Monthly Premium specified in the Policy or an amount equivalent thereto by the Monthly Anniversary Day, Protective Life guarantees that a Policy will remain in force for a specified period (the “Lapse Protection Period”).  Regardless of the Policy’s Surrender Value, if, for each month that the Policy has been in force since the Policy Effective Date, the total premiums paid net of any withdrawals and

Policy Debt, is greater than or equal to the Minimum Monthly Premium multiplied by the number of complete Policy Months since the Policy Effective Date, including the current Policy Month, the Policy’s lapse protection will remain in effect until the end of the Lapse Protection Period.  In addition to satisfying the Minimum Monthly Premium payment requirement noted above, the duration of the Lapse Protection Period is limited based on the Insured’s Issue Age.  The Lapse Protection Period cannot extend beyond the first 15 Policy Years for Issue Ages 0 through 39, the first 10 Policy Years for Issue Ages 40 through 64, or the first 5 Policy Years for Issue Ages 65 and above.”

The Company has also replaced the term “guarantee period” in the second sentence in the third paragraph and the phrase “period covered by the Policy’s lapse protection’ in the fourth paragraph under the “Lapse Protection” section of the Prospectus with the term “Lapse Protection Period.”

e.                                       On page 27, under the “Reinstatement” section, please disclose the charges that will apply in the event that the Policy is reinstated.

Response: The Company has revised the disclosure to state that if the conditions for reinstatement that are set forth in the disclosure are satisfied, the Company does not charge any reinstatement fee. Once the Policy is reinstated all Policy charges still apply.

25.                               Comment: The Fixed Account: On page 27, in the last paragraph under the referenced caption, please revise the last sentence to read, “The disclosure regarding the Fixed Account is subject to certain generally applicable…”

Response:  The Company has made the suggested revision to the last paragraph on page 28 of the Prospectus under the “The Fixed Account” section.

26.                               Comment: Protective Variable Life Separate Account: On page 28, in the last paragraph, please clarify that in the event the assets in the Protective Variable Life Separate Account exceed liabilities, the Company may only withdraw seed capital and earned fees and charges.

Response: The Company has revised the parenthetical on page 30 of the Prospectus to clarify that the reserves and other contract liabilities of the Variable Account are always at least equal to the aggregate Variable Account Values under the Policies.

27.                               Comment: Asset Allocation Model Portfolios:

a.                                      On page 35: (i) in the second paragraph, please clarify Milliman’s relationship with Protective. For example, does Milliman act as a consultant providing consultation and review services to Protective with respect to the Asset Allocation Model Portfolios (Model Portfolios); (ii) please disclose any conflicts of interest that may exist in the process of developing the Model Portfolios; and (iii) in the third paragraph, please state whether Policy Owners will be given notice of any changes made by Milliman to the target asset allocations in the Model Portfolios.

Response:

i.                                          The Company has added disclosure on page 36 of the Prospectus to clarify that Milliman Financial Risk Management LLC acts solely as a consultant with regard to the Model Portfolios.

ii.                                       In response to the Staff’s comment, the Company has added the following disclosure under the “Asset Allocation Model Portfolios” section (page 36):

“The selection of investment options in the Model Portfolios involves balancing a number of factors including, but not limited to, the investment objectives, policies and expenses of the Fund in each Investment Option, the overall historical performance and volatility of the Fund, marketability of individual Funds and Fund families, marketing support provided to Protective Life and the broker-dealers who sell the Contracts and administrative services and marketing support payments made by the Fund or its manager to Protective Life or Investment Distributors, Inc. (“IDI”).”

iii.                                    The Company would like to clarify that Milliman does not make any changes to the Model Portfolios.  Milliman provides advice in a consulting capacity, and the Company may rely upon that advice to make a change to Model Portfolios or not.  The Company would then notify Policy Owners.

b.                                      Please disclose what will happen to assets invested in the Model Portfolios upon modification, suspension or termination of the Model Portfolio investment option. For example, please disclose what will happen if certain Funds in a particular Model Portfolio are no longer offered (e.g., will the Fund’s assets be automatically reallocated and, if so, how?).

Response: The Company notes that the Prospectus currently discloses that the Company will not change existing Policy Value or Purchase Payment allocation or percentages in response to changes in the composition of a Model Portfolio, but that the Owner may change the Policy Value or Purchase Payment allocations to reflect a revised or different Model Portfolio by submitting new allocation instructions.

c.                                       We note that prior comments have been provided to Protective Life relating to certain asset allocation programs offered through variable annuity separate accounts. Such comments and related disclosure have been resolved. See Protective Variable Annuity Separate Account, Form N-4/A, File No. 333-201919 (Filed June 19, 2015) at 19. If appropriate, please make conforming changes to the disclosure in this prospectus and any other additional revisions as may be required for Model Portfolios to be offered through the Variable Account to the Policies.

Response:  The Company has made the revisions to the Prospectus recommended by the Commission Staff.

28.                               Comment: Addition, Deletion, or Substitution of Investments: On page 36, under the referenced caption, please clarify whether your right to transfer Variable Account assets is subject to obtaining Policy Owners’ and regulatory approval.

Response: In response to the Commission Staff’s comment, the Company added clarifying disclosure recommended by the Staff (p. 38).

29.                               Comment: Voting Fund Shares: On page 37, in the fourth paragraph under the referenced caption, please revise the last sentence for plain English (e.g., “Voting instructions to abstain on any item are applied to reduce the votes eligible to be cast on that item.”).

Response: As previously discussed with the Commission Staff, the Company has removed the last sentence in the fourth paragraph under the “Voting Fund Shares” section of the Prospectus.

Charges and Deductions

30.                               Comment: Monthly Deduction: In the carry over sentence on page 37, the disclosure indicates that if the value in any Sub-Account is less than the charge required to be deducted from that Sub-Account then the Policy Owner’s instructions will not be effective. Please clarify how and from where that Sub-Account’s portion of the Monthly Deduction will be paid in such circumstances (e.g., pro rata from other Sub-Accounts).

Response: The Company has revised the disclosure to explain that if the value in any of the Sub-Accounts that the Owner has selected for the Monthly Deduction is insufficient, Protective Life will deduct the Monthly Deduction from the Sub-Accounts and the Fixed Account pro-rata on the basis of the relative Surrender Value (p.39).

Supplemental Riders and Endorsements

31.                               Comment: Purchase or Election: On pages 45-47, unless otherwise specified, please disclose if any of the supplemental riders or endorsements must be purchased or elected at the time the Policy is issued. For example, we note that there is no indication as to when the Children’s Term Life Insurance Rider, Accidental Death Benefit Rider or the Disability Benefit Rider must be elected.

Response: The Company has added disclosure on page 46 of the Prospectus indicating which supplemental riders and/or endorsements must be purchased or elected at the time of issuance.

32.                               Comment: State Availability: Please identify any states where a supplemental rider or endorsement is not currently available.

Response: The Company has added the disclosure requested by the Commission Staff (p.47-48).

33.                               Comment: Overloan Protection Endorsement: On page 46, under the referenced caption, please clarify the amount of the charge for the endorsement. Please also clarify the frequency of such charge (e.g., one time charge).

Response: The Company has added disclosure that there is no charge or cost for this endorsement unless it is invoked. Upon invocation, there will be a one-time charge. This charge will not exceed 5% of the Policy Value.

34.                               Comment: Lapse Protection Endorsement: On page 46, under the referenced caption, please disclose the Lapse Protection Period in sentence one.

Response: The Company has added disclosure that this provision is effective during the first 15 Policy Years (if the Insured’s Issue Age is 0 through 39), during the first 10 Policy Years (if the Insured’s Issue Age is 40 through 64), or during the first 5 Policy Years (for Insured’s Issue Age 65 and above)(p.48).

Exchange Privilege

35.                               Comment: Existing Policies and the Policy: On page 47, in the second paragraph under the “Exchange Privilege” section, the disclosure indicates that there are significant differences between the Existing Policies and the Policy. Please consider including brief disclosure that: (i) highlights the specific differences in death benefits, (ii) discloses material federal or state regulation, and (iii) identifies the additional charges applicable under the Policies that do not apply to the Existing Policies. In the table on pages 47-48, we do not believe that the disclosure presents a clear comparison of the charges and deductions applicable to Existing Policies and those applicable to the Policy (e.g., Sales Charges/Premium Expense Charge, Administrative Fees, and Surrender Charges). Accordingly, please review the disclosure and revise, as appropriate.

Response: In response to the Commission Staff’s comment, the Company modified the disclosure under the “Exchange Privilege” section on pages 48 and 49 of the Prospectus to (i) highlight the differences in death benefits between the Existing Policies and the Policy, (ii) disclose that the sale of the Policy is subject to regulation by the Commission and the Financial Industry Regulatory Authority (“FINRA”), and (iii) identify charges under the Policy that do not apply to the Existing Policies.  In addition to the modified disclosure that has been added to the Prospectus, the Company notes that detailed disclosures regarding each item, as well as applicable riders and other features of both the Policy and Existing Policy, are provided to the policy owner at the point of sale in response to state insurance law requirements governing replacement transactions and in conjunction with efforts to ensure that the suitability review and analysis of the recommendation to undertake the replacement transaction by a registered representative satisfies FINRA standards as identified in Notice to Members 00-44.

Statement of Additional Information

36.                               Comment: Please provide the disclosure required by Items #16, #17, #19(c) (material contracts), #20, and #21 of Form N-6, as applicable.

Response: The Company confirms that all information required by Items #16, #17, #19(c)(material contracts), #20, and #21 of Form N-6 have been disclosed.

Additional Commission Staff Comments

1.                                      Comment:  In the third paragraph in the “Exchange Privilege” section of the prospectus, please add a general description of the death benefits available under the Existing Policies in order to more clearly compare those death benefits with the Death Benefit under the Policy which may reflect changes in Variable Account Value.

Response: As requested by the Commission Staff, the Company has revised the third paragraph in the “Exchange Privilege” section of the Prospectus to describe the death benefits available under the Existing Policies.

2.                                      Comment:  Please remove the term “increase” in the second to the last sentence in the first paragraph under the “Tax Matters” section on page 50 of the Prospectus.

Response: The Company has removed the term “increase” in the second to last sentence in the first paragraph under the “Tax Matters” section of the Prospectus.

3.                                      Comment:  Please reconcile the discussion in the “Lapse Protection” section on pages 27 and 28 of the Prospectus with the use of the term “Minimum Monthly Premium” in the “Glossary” section on page 55 of the Prospectus.

Response: In response to the Commission Staff comment, the Company has replaced the term “Minimum Monthly Premium” in the “Glossary” section of the Prospectus with the term “Minimum Monthly Guarantee Amount.”

4.                                      Comment:  The last sentence in the “Calculation of Death Benefit Proceeds” section on page 18 of the prospectus provides that Protective Life will pay interest on a lump sum payment of the Death Benefit from the date of receipt of due proof of the Insured’s death to the date of payment.  Please disclose the practice for paying interest on lump sum payments in the case of multiple beneficiaries.

Response:  In response to the Commission Staff comment, the Company has modified the subject disclosure to address the payment of interest on lump sum payments of the Death Benefit in the case of multiple beneficiaries.

Tandy Representation

The Company acknowledges that, should the Commission or the Staff, acting pursuant to delegated authority, declare the Amendment effective,

•                  it does not foreclose the Commission from taking any action with respect to the filing;

•                  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•                  the registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * *

We believe that the Amendment is complete and responds to all Staff comments and that the Registration Statement provides all information investors require for an informed decision as to whether to purchase a Policy.  We respectfully request that the Staff review these materials as soon as possible.  As noted above, requests for acceleration from the Company and from the principal underwriter accompany the Amendment and request acceleration of the effective date of the Amendment to December 29, 2015 or as soon as practicable thereafter.

If you have any questions regarding this letter or the Amendment, please contact me at 205-268-3581, or our counsel Thomas Bisset at 202-383-0118.  We greatly appreciate the Staff’s efforts in assisting the Company with the filing.

Sincerely,

Max Berueffy
Senior Associate Counsel

cc:	Ms. Sally Samuel
Mr. Keith Gregory
Mr. Thomas Bisset
Ms. Laura Raden